Derivative Financial Instruments and Hedging - Narrative (Details) € in Millions, lb in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) lb	Dec. 31, 2017 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2019 EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Percentage of estimated annual nickel requirements		7.00%
Derivative [Line Items]
Tax expense for the recognition of a stranded deferred tax balance arising from deferred tax valuation allowances that was associated with a cash flow hedge portfolio	$ 6.0
Pre-tax cash flow hedge gain (loss) to be reclassified within twelve months		$ (0.9)
Nickel [Member]
Derivative [Line Items]
Derivative notional amount (in pounds of nickel) | lb		7
Cash Flow Hedging [Member] | Natural gas contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Percentage of forecasted natural gas usage hedged for 2021		50.00%
Percentage Of Forecasted Natural Gas Usage Hedged for 2020		70.00%
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Maturity Dates Through 2020 [Member]
Derivative [Line Items]
Derivative notional amount | €					€ 2.0
Fair Value Hedging [Member] | Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Maturity Dates Through 2017 [Member]
Derivative [Line Items]
Notional amount of derivatives entered during period | €				€ 244.7
Cost of Sales [Member] | Fair Value Hedging [Member] | Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gain (loss) on derivatives			$ 2.7
Term Loan due 2024
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.21%	4.21%			4.21%
Term Loan due 2024 | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative notional amount	$ 50.0	$ 50.0